Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified									6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Guarantees INR	Mar. 31, 2014 Guarantees INR	Sep. 30, 2014 Guarantees USD ($)	Sep. 30, 2014 Guarantees INR	Mar. 31, 2014 Guarantees INR	Sep. 30, 2014 Minimum	Sep. 30, 2014 Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding									1 day	18 years 4 months 24 days
Estimated fair values of bank guarantees	$ 25.9	1,605.4	1,480.7			$ 21.9	1,357.7	1,301.7
Guarantees, contingent liability recognized in terms of FASB ASC 450				895.8	846.0
Loan sanction, aggregate of loans contemplated that had not yet been made		616,957.6